Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased, At Market - Marketable	12 Months Ended
Sep. 30, 2013
Investment Holdings [Abstract]
Investment Holdings [Text Block]

NOTE 7. SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED, AT MARKET

Fair Value Measurements

Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$428,000	$-	$-	$428,000
Restricted stock and warrants	-	39,000	-	39,000
	$428,000	$39,000	$-	$467,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$15,000	$-	$-	$15,000
	$15,000	$-	$-	$15,000

Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	$-	$-	$18,000
Government obligations	678,000	-	-	678,000
Restricted stock and warrants	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	$-	$-	$1,000
	$1,000	$-	$-	$1,000

Securities sold, but not yet purchased commit the Company to deliver specified securities at predetermined prices. The transactions may result in market risk since, to satisfy the obligation, the Company must acquire the securities at market prices, which may exceed the values reflected in the consolidated statements of financial condition.

Securities owned, non-marketable consists of restricted common stock that is not readily traded and warrants to purchase common stock.